Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet Parenthetical [Abstract]
restricted cash	$ 3	$ 6
net allowance for doubtful accounts	$ 19	$ 24
Common Stock
par value	$ 0.01	$ 0.01
shares authorized	300,000,000	300,000,000
shares issued	170,605,906	170,605,906
shares outstanding	82,556,847	82,556,847
Treasury stock, shares	88,049,059	88,049,059